Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000256358 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256358 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000256358 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000256358 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000256358 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000256358 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000256358 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256358 |
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256357 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256357 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000256357 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000256357 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000256357 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000256357 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000256357 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256357 |
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256355 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256355 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256355 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256355 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256355 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256355 | 3M Co._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256355 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256355 | International Business Machines Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256355 | Comcast Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000256355 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000256355 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256355 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256355 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000256355 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256355 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256355 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000256355 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000256355 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000256355 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000256355 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000256356 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256356 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256356 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256356 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256356 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256356 | 3M Co._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256356 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256356 | International Business Machines Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256356 | Comcast Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000256356 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000256356 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256356 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256356 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000256356 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256356 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256356 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000256356 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000256356 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000256356 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000256356 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000256354 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256354 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.90%
C000256354 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	6.90%
C000256354 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000256354 | NRG Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256354 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256354 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256354 | Martin Marietta Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256354 | Freeport-McMoRan, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256354 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256354 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256354 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256354 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256354 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256354 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256354 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256354 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256354 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000256354 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000256354 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256353 | United Parcel Service, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256353 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.90%
C000256353 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	6.90%
C000256353 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000256353 | NRG Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256353 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256353 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000256353 | Martin Marietta Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256353 | Freeport-McMoRan, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256353 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256353 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256353 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256353 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256353 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256353 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256353 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256353 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256353 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000256353 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000256353 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256352 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256352 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	71.50%
C000256352 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000256352 |
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256352 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256351 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256351 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	71.50%
C000256351 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000256351 |
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256351 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256349 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000256349 | Northern Trust Corp._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000256349 | Devon Energy Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256349 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256349 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256349 | Raymond James Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256349 | Citizens Financial Group, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000256349 | Truist Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000256349 | AGCO Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000256349 | Eversource Energy_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000256349 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000256349 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256349 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000256349 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000256349 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000256349 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256349 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000256349 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000256349 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000256349 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000256350 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000256350 | Northern Trust Corp._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000256350 | Devon Energy Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256350 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256350 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256350 | Raymond James Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256350 | Citizens Financial Group, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000256350 | Truist Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000256350 | AGCO Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000256350 | Eversource Energy_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000256350 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000256350 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256350 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000256350 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000256350 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000256350 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256350 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000256350 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000256350 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000256350 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000256347 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256347 | W.W. Grainger, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256347 | Western Digital Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256347 | Flex Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256347 | Vertiv Holdings Co._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256347 | Sandisk Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256347 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256347 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256347 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000256347 | Siemens Energy AG_
Holdings [Line Items]
Percent of Total Investments	2.40%
C000256347 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256347 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256347 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000256347 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256347 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256347 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000256347 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000256347 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000256347 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256347 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256346 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256346 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000256346 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000256346 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000256346 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000256346 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000256346 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000256346 |
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000256345 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256345 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000256345 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000256345 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000256345 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000256345 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000256345 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000256345 |
Holdings [Line Items]
Percent of Net Asset Value	5.20%